Condensed financial information of the parent company - Condensed statements of comprehensive (loss)/income (Details) ¥ in Thousands, $ in Thousands	3 Months Ended												6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Statements
General and administrative expenses			¥ (39,378)	¥ (27,570)	¥ (31,501)	¥ (37,777)	¥ (31,537)	¥ (27,221)	¥ (27,960)	¥ (29,633)	¥ (28,657)	¥ (27,521)	¥ (66,948)	¥ (58,758)	¥ (56,178)	¥ (96,535)	¥ (85,811)	¥ (150,196)	$ (20,577)	¥ (128,036)	¥ (113,771)
Income/(Loss) from operations	¥ (39,733)	¥ (5,069)	(4,112)	(22,254)	(20,841)	33,416	9,014	(21,138)	(240,259)	(105,343)	(198,251)	(100,778)	(26,366)	(12,124)	(299,029)	21,292	(404,372)	(71,168)	(9,750)	451	(644,631)
Interest and investment income																		112,976	15,478	117,247	52,389
Foreign exchange gains, net																		(3,767)	(516)	(3,255)	3,787
(Loss)/income before income tax expense			22,100	7,842	15,001	69,859	19,971	5,447	(226,404)	(104,123)	(191,750)	(97,873)	29,942	25,418	(289,623)	95,277	(393,746)	38,210	5,235	110,278	(620,150)
Net (loss)/income	¥ (27,842)	¥ 4,246	10,262	(200)	13,698	49,010	20,362	5,674	(339,875)	(102,751)	(190,619)	(97,508)	10,062	26,036	(288,127)	75,046	(390,878)	(13,534)	(1,854)	88,744	(730,753)
Net (loss)/income attributable to ordinary shareholders of Smart Share Global Limited			10,262	(200)	13,698	49,010	20,362	5,674	(339,875)	(102,751)	(190,619)	(97,508)	10,062	26,036	(288,127)	75,046	(390,878)	(13,534)	(1,854)	88,744	(730,753)
Foreign currency translation adjustments, net of nil tax																		19,777	2,709	18,896	112,372
Total comprehensive (loss)/income			16,163	2,162	(5,496)	36,678	88,851	(12,393)	(371,609)	(28,456)	(114,973)	(103,343)	18,325	76,458	(218,316)	113,136	(246,772)	6,243	855	107,640	(618,381)
Comprehensive (loss)/income attributable to ordinary shareholders of Smart Share Global Limited			¥ 16,163	¥ 2,162	¥ (5,496)	¥ 36,678	¥ 88,851	¥ (12,393)	¥ (371,609)	¥ (28,456)	¥ (114,973)	¥ (103,343)	¥ 18,325	¥ 76,458	¥ (218,316)	¥ 113,136	¥ (246,772)	6,243	$ 855	107,640	(618,381)
Parent Company | Reportable legal entities
Statements
General and administrative expenses																		(9,146)		(7,762)	(7,859)
Other operating income																		5,760		5,620	5,379
Income/(Loss) from operations																		(3,386)		(2,142)	(2,480)
Interest and investment income																		0		10	104
Foreign exchange gains, net																		375		2,921	0
Equity in (loss)/income of subsidiaries and the VIEs																		(10,523)		87,955	(728,377)
(Loss)/income before income tax expense																		(13,534)		88,744	(730,753)
Net (loss)/income																		(13,534)		88,744	(730,753)
Net (loss)/income attributable to ordinary shareholders of Smart Share Global Limited																		(13,534)		88,744	(730,753)
Foreign currency translation adjustments, net of nil tax																		19,777		18,896	112,372
Total comprehensive (loss)/income																		6,243		107,640	(618,381)
Comprehensive (loss)/income attributable to ordinary shareholders of Smart Share Global Limited																		¥ 6,243		¥ 107,640	¥ (618,381)